Long-Term Debt, Net - Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 25, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 13, 2019
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings	$ 0		$ 43,700
Long-term borrowings	34,027			$ 36,551
Fair value of derivative financial instruments	713			$ 0
Gains/ (Losses) On Change In Fair Value Of Derivatives	(1,868)		1,572
Increase (decrease) through conversion of convertible instruments, equity	815		3,136
Repayment of long-term debt	$ 0		$ 1,830
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Notes issued					$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Line of Credit Facility, Frequency of Payment and Payment Terms	annually
Conversion price | $ / shares	$ 1				$ 0.004
Proceeds from borrowings	$ 5,000
Long-term borrowings	1,783
Fair value of derivative financial instruments	3,217
Gains/ (Losses) On Change In Fair Value Of Derivatives		$ (1,343)
Increase (decrease) through conversion of convertible instruments, equity	$ 1,168
Number of shares issued	1,167,767
Repayment of long-term debt		$ 2,528